DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
DEBT
DEBT

NOTE 4 – DEBT

Promissory Notes Payable - Related Party

During the three months ended March 31, 2024 and 2023, the Company borrowed $70,000 and $2,521, respectively, in a series of cash payments from the Company’s CEO in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on March 15, 2025. The promissory note totals $1,020,550 at March 31, 2024.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $7,137 and $6,346 at March 31, 2024 and December 31, 2023, respectively.

Convertible Notes Payable

From January 19, 2024 to February 28, 2024, the Company issued three notes payable which, upon an event of default, contain a conversion feature meeting the definition of a derivative liability.  Pursuant to the Company’s contract ordering policy, the conversion features were valued at $55,261 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $55,261.

During the three months ended March 31, 2024, the Company made payments on convertible notes payable and a note payable, resulting in a settlement of derivative liabilities totaling $125,005.

During the three months ended March 31, 2024, the Company amortized $20,595 of debt discount resulting in an unamortized debt discount of $47,294 and carrying value of $148,806 as of March 31, 2024. Accrued interest as of March 31, 2024 was $28,937.

Scheduled maturities of debt remaining as of March 31, 2024 for each respective fiscal year end are as follows:

2024	$212,262
2025	1,020,550
Total	$1,232,812

NOTE 4 – DEBT

Promissory Notes Payable - Related Party

During the years ended December 31, 2023 and 2022, the Company borrowed $215,500 and $540,000, respectively in a series of cash payments from the Company’s CEO in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on March 15, 2025. The promissory note totals $950,550 at December 31, 2023.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $6,346 and $3,173 at December 31, 2023 and December 31, 2022, respectively.

Convertible Notes Payable

During the year ended December 31, 2023, the Company entered into a series of convertible promissory note agreements in the amount of $204,488. The notes have a 1-year term, bear interest of 8-9%, and have a conversion price equal to 65% of the lowest trading price for the common stock during the ten-day period prior to the conversion date. The Company recorded $9,476 to the original debt discount.

During the year ended December 31, 2023, the Company amortized $3,653 of debt discount resulting in an unamortized debt discount of $20,323 and carrying value of $178,653 as of December 31, 2023. Accrued interest as of December 31, 2023 was $2,714.

From June 27, 2023 to December 19, 2023, the Company issued three convertible notes payable which contain a conversion feature meeting the definition of a derivative liability.  Pursuant to the Company’s contract ordering policy, the conversion features were valued at $445,616 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $249,000.

On December 20, 2023, the Company repaid a convertible note payable prior to maturity, resulting in a settlement of derivative liabilities totaling $59,831.

 Scheduled maturities of debt remaining as of December 31, 2023 for each respective fiscal year end are as follows:

2024	$114,542
2025	950,550
Total	$1,065,092